Financial Assets at Amortized Cost-2018	12 Months Ended
Dec. 31, 2018
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Financial Assets at Amortized Cost-2018
12.	FINANCIAL ASSETS AT AMORTIZED COST-2018

December 31, 2018
NT$
(In Millions)
Corporate bonds	$19,520.0
Commercial paper	2,294.1
Less: Allowance for impairment loss	(8.2)

$21,805.9

Current portion	$14,277.6
Noncurrent portion	7,528.3

$21,805.9

Financial assets at amortized cost were classified as held-to-maturity financial assets under IAS 39. Refer to Notes 4 and 11 for information relating to their reclassification and comparative information for 2017. Refer to Note 36 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.